Financial Instruments - Fair Value Measurement (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 32	$ 14
Financial liabilities	(37)	(39)
Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	(37)	(39)
Available-for-sale Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1	2
Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	31	12
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	1	1
Financial liabilities, at fair value	0	0
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1) | Available-for-sale Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	1	1
QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL1) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	31	13
Financial liabilities, at fair value	(37)	(39)
SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	(37)	(39)
SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2) | Available-for-sale Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	1
SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	31	12
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Available-for-sale Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	0	0
SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) | Derivatives contract, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, at fair value	$ 0	$ 0